Financial Risk Management_The Contractual Cash Flows Of Derivatives Held For Cash Flow Hedging(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	₩ 6,453	₩ (5,250)
Cash flow to be received of total settlement derivatives	2,579,824	2,644,710
Cash flow to be paid of total settlement derivatives	(2,626,088)	(2,496,653)
Up to 1 month
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(172)	(224)
Cash flow to be received of total settlement derivatives	47,526	196,795
Cash flow to be paid of total settlement derivatives	(50,281)	(188,698)
1-3 montshs
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	1,999	(1,556)
Cash flow to be received of total settlement derivatives	129,826	298,108
Cash flow to be paid of total settlement derivatives	(137,834)	(285,397)
3-12 months
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	2,743	(3,044)
Cash flow to be received of total settlement derivatives	286,219	745,490
Cash flow to be paid of total settlement derivatives	(286,165)	(698,054)
1~5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	1,949	(442)
Cash flow to be received of total settlement derivatives	2,116,253	1,404,317
Cash flow to be paid of total settlement derivatives	(2,151,808)	(1,324,504)
More than 5 years
Disclosure Of Maturity Analysis For Derivative Financial Liabilities Line Items [Line Items]
Net cash flow of net settlement derivatives	(66)	16
Cash flow to be received of total settlement derivatives	0	0
Cash flow to be paid of total settlement derivatives	₩ 0	₩ 0